PROVISION FOR RECLAMATION AND REHABILITATION (Tables)	12 Months Ended
Dec. 31, 2020
Provision For Reclamation And Rehabilitation [Abstract]
Disclosure of detailed information about provision for reclamation and rehabilitation [Table Text Block]
	Guanaceví	Bolañitos	El Cubo	El Compas	Total

Balance at December 31, 2018	$2,129	$1,804	$4,148	$114	$8,195

Accretion	53	44	101	10	208
Disturbance incurred during the year	—	—	—	—	—
Balance at December 31, 2019	$2,182	$1,848	$4,249	$124	$8,403

Accretion	39	30	296	9	374
Disturbance incurred during the year	—	99	—	—	99
Balance at December 31, 2020	$2,221	$1,977	$4,545	$133	$8,876